Other Receivables	9 Months Ended
Sep. 30, 2011
Other Receivables, Net, Current [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 –	Other Receivables

The components of other receivables were as follows:

	September 30, 2011	December 31, 2010
	(Unaudited)

Working capital borrowed by contractors	$1,362,841	$1,503,503
Working capital borrowed by Kong Village Relocation Program (Note 6)	2,186,885	1,512,447
Others	891,812	308,583

	$4,441,538	$3,324,533

Working capital borrowings by contractors and Kong Village Relocation Program are unsecured, bear no interest and become payable before the completion of the related construction and program. There was no allowance for doubtful accounts as at September 30, 2011 and December 31, 2010.